Auditor's Remuneration - Summary of Accountants Remuneration (Detail) - Aegon N.V [member] - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Auditors remuneration [Line Items]
Audit fees	€ 35	€ 31
Audit-related service fees	10	3
Tax	1
Total	45	35
Pricewater-houseCoopers Accountants N.V. (NL) [Member]
Auditors remuneration [Line Items]
Audit fees	10	9
Audit-related service fees	1	1
Total	€ 12	€ 10